Stockholders' Equity - Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands					1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 19, 2024	Aug. 19, 2023	Aug. 19, 2022	Aug. 19, 2021	Aug. 31, 2020	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Class Of Stock [Line Items]
Preferred stock, par value							$ 0.001		$ 0.001	$ 0.001
Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Dividends, Preferred Stock	$ 2,000	$ 49,000
Sale of stock price per share	$ 7.93	$ 3.53
Preferred stock	$ 13,000	$ 173,000							$ 9,973,000	$ 10,366,000
Liquidation value									$ 9,973,000	$ 10,366,000
Preferred Stock, shares issued									14	14
Series C Preferred Stock [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Dividend rate	25.00%
Preferred stock, rate of dividend	25.00%
Series C Preferred Stock [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Dividend rate		20.00%
Series C Preferred Stock [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Dividend rate	25.00%
Series C-1 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price							$ 2,030		$ 58
Series C-2 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price							$ 2,124.5		60.7
Series C-3 Preferred Shares [Member]
Class Of Stock [Line Items]
Conversion price									$ 57.5
Preferred Stock Series A [Member]
Class Of Stock [Line Items]
Preferred stock							$ 279,000		$ 279,000	$ 279,000
Liquidation value							$ 279,000		$ 279,000	$ 279,000
Preferred Stock, shares issued							279		279	279
Preferred stock, rate of dividend						3.00%
Change in preferred stock							$ 0	$ 0	$ 0	$ 0
Preferred Stock Series A [Member] | Exchange Agreement [Member]
Class Of Stock [Line Items]
Preferred Stock, shares issued						279
Preferred stock, par value						$ 1
Preferred stock, rate of dividend						3.00%
Private Placement [Member] | Series C Preferred Stock [Member] | Fourth Anniversary [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Dividend rate									25.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | First Anniversary [Member]
Class Of Stock [Line Items]
Dividend rate				10.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | Second Anniversary [Member]
Class Of Stock [Line Items]
Dividend rate			15.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Dividend rate		20.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Dividend rate	25.00%
Merger Agreement [Member] | Series C Preferred Stock [Member] | Fourth Anniversary [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Dividend rate	25.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Shares issued of common stock for services					25,028
Shares issued, price per share					$ 1,000
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | First Anniversary [Member]
Class Of Stock [Line Items]
Dividend rate							10.00%		10.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | Second Anniversary [Member]
Class Of Stock [Line Items]
Dividend rate							15.00%		15.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | Third Anniversary [Member]
Class Of Stock [Line Items]
Dividend rate							20.00%		20.00%
Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member] | Fourth Anniversary [Member]
Class Of Stock [Line Items]
Dividend rate							25.00%